Fixed Assets, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET

11.	FIXED ASSETS, NET
An analysis of fixed asset activity for the years ended December 31, 2015 and 2014 are as follows:

	Land and buildings (i)	Leasehold improvements	Furniture and equipment	Total
	(millions)
Cost: at January 1, 2014	$89	$242	$618	$949
Additions	7	25	84	116
Disposals	—	(12)	(29)	(41)
Foreign exchange	(3)	(10)	(31)	(44)
Cost: at December 31, 2014	93	245	642	980
Additions	—	27	119	146
Acquisitions	5	26	26	57
Disposals	—	(16)	(31)	(47)
Foreign exchange	(3)	(10)	(32)	(45)
Cost: at December 31, 2015	$95	$272	$724	$1,091

Depreciation: at January 1, 2014	$(36)	$(87)	$(345)	$(468)
Depreciation expense provided	(4)	(20)	(68)	(92)
Disposals	—	10	28	38
Foreign exchange	2	4	19	25
Depreciation: at December 31, 2014	(38)	(93)	(366)	(497)
Depreciation expense provided	(4)	(19)	(72)	(95)
Disposals	—	14	28	42
Foreign exchange	1	4	17	22
Depreciation: at December 31, 2015	$(41)	$(94)	$(393)	$(528)
Net book value:
At December 31, 2014	$55	$152	$276	$483

At December 31, 2015	$54	$178	$331	$563
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(i)
Included within land and buildings are assets held under capital leases: At December 31, 2015, cost and accumulated depreciation were $32 million and $10 million respectively (2014: $32 million and $8 million, respectively; 2013: $31 million and $6 million respectively). Depreciation in the year ended December 31, 2015 was $2 million (2014: $2 million; 2013: $2 million).